Capital Disclosure on the Group's Objectives, Policies and Processes for Managing Its Capital (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of objectives, policies and processes for managing capital [abstract]
Schedule of debt or long term debt to adjusted capital or equity ratio
As at December 31:	2017	2016
Total debt	$ 43,733	$ 116,813
Less: cash and cash equivalents	(74,870)	(120,676)
Net debt	Not applicable	Not applicable
Shareholders’ equity	277,780	327,520
Debt-to-adjusted capital ratio	Not applicable	Not applicable
As at December 31:	2017	2016
Long-term debt	$ —	$ 80,564
Shareholders’ equity	277,780	327,520
Long-term debt-to-equity ratio	Not applicable	0.25